Customer Assets and Liabilities - Schedule of Fair Value of Customer Digital Currency Assets (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Fair Value of Customer Digital Currency Assets [Line Items]
Fair Value	$ 615,361
Percentage of Total	100.00%
Stablecoin/USD Coin [Member]
Schedule of Fair Value of Customer Digital Currency Assets [Line Items]
Fair Value	$ 589,401
Percentage of Total	95.80%
Other [Member]
Schedule of Fair Value of Customer Digital Currency Assets [Line Items]
Fair Value	$ 25,960
Percentage of Total	4.20%